CAPITAL LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital Lease Obligations [Line Items]
Obligations under capital leases	$ 150,997	$ 159,008
Number of leased shipping vessels	1
Maritime Equipment [Member]
Capital Lease Obligations [Line Items]
Number of leased shipping vessels	1
Methane Princess Lease [Member]
Capital Lease Obligations [Line Items]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	7,579
Capital Leases, Future Minimum Payments Due in Two Years	7,866
Capital Leases, Future Minimum Payments Due in Three Years	8,163
Capital Leases, Future Minimum Payments Due in Four Years	8,489
Capital Leases, Future Minimum Payments Due in Five Years	8,814
Capital Leases, Future Minimum Payments Due Thereafter	163,895
Capital Leases, Future Minimum Payments Due	204,806
Capital Leases, Future Minimum Payments, Interest Included in Payments	(53,809)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	$ 150,997
Lease Expiration Date	Dec. 31, 2033